Patent Finance Obligation - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Jun. 26, 2014	Sep. 13, 2013	Jun. 18, 2013	Dec. 31, 2015	Dec. 31, 2014	Aug. 01, 2014	Jul. 31, 2014
Debt Instrument [Line Items]
Current portion of obligation				$ 8,085	$ 17,418
Long term portion of obligation				$ 19,895	$ 27,465
Patent Rights Finance Obligation, Due June 18, 2023 [Member]
Debt Instrument [Line Items]
Discount rate			6.00%
Debt instrument, maturity date				Jun. 18, 2023	Jun. 18, 2023
Current portion of obligation				$ 3,072
Long term portion of obligation				$ 10,563
Patent Finance Obligation, Due August 18, 2018 [Member]
Debt Instrument [Line Items]
Discount rate		4.50%
Debt instrument, maturity date				Aug. 18, 2018	Aug. 18, 2018
Current portion of obligation				$ 5,013
Long term portion of obligation				$ 9,332
Discount payment stream		$ 1,389
Patent Finance Obligation, Due August 18, 2018 [Member] | Secured Term Debt [Member]
Debt Instrument [Line Items]
Secured term debt, term				5 years
Patent Finance Obligation, Due November 26, 2015 [Member]
Debt Instrument [Line Items]
Discount rate	4.75%
Debt instrument, maturity date					Nov. 26, 2015
Long term portion of obligation				$ 0
Discount payment stream	$ 2,143
Secured term debt, term				2 years
Initial payment						$ 12,000	$ 2,143